DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of comprehensive Income	$ (584)
Gain (loss) recognized in consolidated statements of operations	(201)	$ (766)	$ (191)
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of comprehensive Income	(584)
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member] | Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	(1,373)	1,772	261
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of comprehensive Income
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member] | Financial Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	$ 1,172	$ (2,538)	$ (452)